Summary of condensed statements of income (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	$ (1,943,744)	$ (3,659,533)	$ (4,144,301)
Investment loss, net	1,699,870	724,428	(166,334)
Share of profit in subsidiaries and VIE	(1,699,870)
Others, net	739,276	146,100	182,974
Loss from continuing operations before income tax expense	(4,749,419)	(20,484,073)	(791,672)
Provision for income tax	(27,273)	422,912	608,620
Net Loss	(4,722,146)	(20,906,985)	(1,400,292)
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	(825,582)	(2,226,956)	(2,790,459)
Investment loss, net
Share of profit in subsidiaries and VIE	(4,629,554)	(18,678,368)	1,476,806
Others, net	732,990	(1,661)	(86,639)
Loss from continuing operations before income tax expense	(4,722,146)	(20,906,985)	(1,400,292)
Provision for income tax
Net Loss	$ (4,722,146)	$ (20,906,985)	$ (1,400,292)